Intangible Assets - Schedule of Other Intangibles (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 605	£ 539
Additions	173	204
Disposals	(14)
Charge	(191)	(138)
Impairment	(10)
Ending balance	563	605
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,090	962
Additions	173	204
Write offs		(76)
Disposals	(14)
Charge	0
Impairment	0
Ending balance	1,249	1,090
Accumulated amortisation / impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(485)	(423)
Additions	0
Write offs		76
Disposals	0
Charge	(191)	(138)
Impairment	(10)
Ending balance	£ (686)	£ (485)